Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Equity
11.	EQUITY

Successor Shareholders’ Equity

Vistra Energy did not declare or pay any dividends during the nine months ended September 30, 2017. The agreement governing the Vistra Operations Credit Facilities (the Credit Facilities Agreement) generally restricts the ability of Vistra Operations Company LLC (Vistra Operations) to make distributions to any direct or indirect parent unless such distributions are expressly permitted thereunder. As of September 30, 2017, Vistra Operations can distribute approximately $980 million to Vistra Energy Corp. (Parent) under the Credit Facilities Agreement without the consent of any party. The amount that can be distributed by Vistra Operations to Parent was reduced by approximately $67 million and $537 million due to net distributions made by Vistra Operations to Parent during the three and nine months ended September 30, 2017, respectively. Additionally, Vistra Operations may make distributions to Parent in amounts sufficient for Parent to make any payments required under the TRA or the Tax Matters Agreement or, to the extent arising out of Parent’s ownership or operation of Vistra Operations, to pay any taxes or general operating or corporate overhead expenses.

Under applicable Delaware General Corporate Law, we are prohibited from paying any distribution to the extent that such distribution exceeds the value of our “surplus,” which is defined as the excess of our net assets above our capital (the aggregate par value of all outstanding shares of our stock).

The following table presents the changes to shareholder’s equity for the nine months ended September 30, 2017:

	Vistra Energy Shareholders’ Equity
	Common Stock (a)	Additional Paid-in Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income	Total Shareholders’ Equity
Balance at December 31, 2016	$4	$7,742	$(1,155)	$6	$6,597
Net income	—	—	325	—	325
Effects of stock-based incentive compensation plans	—	13	—	—	13

Balance at September 30, 2017	$4	$7,755	$(830)	$6	$6,935

(a)	Authorized shares totaled 1,800,000,000 at September 30, 2017. Outstanding shares totaled 427,597,368 and 427,580,232 at September 30, 2017 and December 31, 2016, respectively.

Predecessor Membership Interests

The following table presents the changes to membership interests for the nine months ended September 30, 2016:

	TCEH Membership Interests
	Capital Account	Accumulated Other Comprehensive Loss	Total Membership Interests
Balance at December 31, 2015	$(22,851)	$(33)	$(22,884)
Net loss	(656)	—	(656)
Net effects of cash flow hedges	—	1	1

Balance at September 30, 2016	$(23,507)	$(32)	$(23,539)

15. EQUITY

Successor Shareholders’ Equity

Equity Issuances — As of December 31, 2016, 427,580,232 shares of Vistra Energy common stock were outstanding. On the Effective Date, 427,500,000 shares were issued pursuant to the Plan of Reorganization (see Note 2).

Dividends Declared — In December 2016, the board of directors of Vistra Energy approved the payment of a special cash dividend (Special Dividend) in the aggregate amount of approximately $1 billion ($2.32 per share of common stock) to holders of record of our common stock on December 19, 2016. The dividend was funded using borrowings under the Vistra Operations Credit Facilities (see Note 13).

Dividend Restrictions — The agreement governing the Vistra Operations Credit Facilities generally restricts our ability to make distributions or loans to any of our parent companies or their subsidiaries unless such distributions or loans were expressly permitted under the agreement governing such facility.

Under applicable Delaware General Corporate Law, we are prohibited from paying any distribution to the extent that immediately following payment of such distribution, we would be insolvent.

Accumulated Other Comprehensive Income — During the period from October 3, 2016 through December 31, 2016, we recorded a $6 million change in the funded status of our pension and other postretirement employee benefit liability; there were no amounts reclassified from accumulated other comprehensive income.

Predecessor Membership Interests

TCEH paid no dividends in the period from January 1, 2016 through October 2, 2016 nor the years ended December 31, 2015 and 2014.